Investments held at fair value	12 Months Ended
Dec. 31, 2024
Disclosure Of Investments Held At Fair Value [Abstract]
Investments held at fair value	18 Investments held at fair value

			2024			2023
	Fair value through P&L £m	Fair value through OCI £m	Total £m	Fair value through P&L £m	Fair value through OCI £m	Total £m
1 January	652	67	719	640	60	700
Difference on exchange	(40)	—	(40)	(52)	(1)	(53)
Additions	210	4	214	405	11	416
Disposals	(288)	—	(288)	(372)	—	(372)
Provisions	—	—	—	4	—	4
Reclassifications	—	—	—	(3)	3	—
Other fair value movements	60	(6)	54	30	(6)	24
31 December	594	65	659	652	67	719
Current	513	—	513	601	—	601
Non-current	81	65	146	51	67	118
	594	65	659	652	67	719
The Group’s investments principally consist of non-derivative financial assets that cannot be classified as loans and other receivables or cash and cash equivalents, as well as investments made by the Group’s corporate venture capital unit, Btomorrow Ventures, and other
Group companies.
Btomorrow Ventures has completed 28 investments since its launch in 2020, and continues to invest in innovative, consumer-led brands, new sciences and technologies, and sustainability to support the Group’s transformational strategy for A Better Tomorrow™.
Throughout 2024, BTV has continued to support its portfolio of companies with a number of follow-on investment rounds, and new investments including a U.S.-based adaptogens and nootropics beverage company, Hop Wtr Inc., and a German AI-powered sustainable packaging company, one.five. During 2023, BTV invested into a UK-based bioplastics company, FlexSea, a U.S.-based organ-on-a-chip technology company, Hesperos Inc. and into the Brazilian supplements company, Mais Mu.
The majority of investments held at fair value through other comprehensive income (OCI) relate to equity investments in various businesses which are held for their strategic value.
Investments held at fair value through profit and loss principally consist of government securities, indexed deposits, treasury bills or other treasury products with maturities of more than three months which, if held for less than 12 months, form part of the Group’s definition of net debt. Investments held at fair value through profit and loss also include the Group’s investment in Charlotte’s Web (see note 14)
and other strategic investments which do not meet the definition of equity investments.
Investments held at fair value through profit and loss above include restricted amounts of £437 million (2023: £446 million) due to investments held by subsidiaries in CCAA protection (note 32), as well as £60 million (2023: £89 million) subject to potential exchange control restrictions.
As part of the sale and leaseback transaction in Nigeria, referred to in note 5(a), the Group obtained a 40% interest in Rising Sun Partners LP, a property management company as part of the consideration receivable. As a general partner, the Group has no voting rights or influence over the entity and has classified the interest as an investment at fair value through profit and loss. The fair value of the investment has been derived as a share of the market value of the property owned and managed by Rising Sun Partners LP. The value of the investment as at 31 December
2024 is £10 million and as it is a non-cash addition it has been excluded from the cash flow reconciliation below.
In 2021, as part of the disposal of the Group’s operations in Iran, a provision of £24 million against non-current investments held at fair value was charged to net finance costs as recoverability of these funds was not certain. During 2022, £17 million was recovered with the remaining funds recovered during 2023.
Investments held at fair value are predominantly denominated in the functional currencies of subsidiary undertakings with less than
7% in other currencies (2023: less than 6% in other currencies). There is no material difference between the investments held at fair value and their gross contractual values.
The classification of these investments under the IFRS 13 Fair Value Measurement fair value hierarchy is given in note 26. Fair values for quoted investments are based on observable market prices. If there is no active market for a financial asset, the fair value is established by using valuation techniques, including discounted cash flow analyses and share of net assets. The fair value of the seven-year convertible debenture in Charlotte’s Web has been determined using a binomial option pricing model.
Included in the values in the table above are £212 million (2023: £192 million) of level 3 assets. Movements in these assets in 2024 included
£128 million (2023: £123 million) of additions, £114 million (2023: £90 million) of disposals and £6 million of net fair value gain (2023:
£27 million net fair value loss).
Below is a reconciliation of the fair value investments cash flows to the cash flow statement – investing activities:

	2024 £m	2023 £m
Cash outflow from investments held at fair value	204	416
Cash outflow from loans and other receivables	12	32
Cash outflows from investments per cash flow statement	216	448
Cash inflow from investments held at fair value	(288)	(372)
Cash inflow from loans and other receivables	(11)	(33)
Cash inflows from investments per cash flow statement	(299)	(405)